Goodwill and Other Intangible Assets - Summary of Goodwill and Other Intangible Assets (Parenthetical) (Detail) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Core Deposit
Goodwill and Other Intangible Assets [Line Items]
Accumulated amortization of intangible assets	$ 37,520	$ 35,495	$ 31,573
Customer Lists
Goodwill and Other Intangible Assets [Line Items]
Accumulated amortization of intangible assets	$ 17,583	$ 16,041	$ 13,431